Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000887340
MainStay VP Emerging Markets Equity Portfolio (Prospectus Summary) | MainStay VP Emerging Markets Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP Emerging Markets Equity Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (fees paid directly from your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 149% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	149.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity and equity-related securities, including preferred stock, of companies located in or associated with emerging market countries. The Portfolio may invest in securities issued by entities without regard to market capitalization, including smaller companies. These securities may be denominated in U.S. or non-U.S. currencies. The Portfolio may also invest in exchange-traded funds to obtain this exposure or for other investment purposes. The Portfolio may also invest in American Depositary Receipts, Global Depositary Receipts and non-voting Depositary Receipts.

The Portfolio utilizes two Subadvisors, MacKay Shields LLC (“MacKay Shields”) and Candriam Belgium, with investment processes and styles that New York Life Investment Management LLC, the Portfolio's Manager, believes are complementary. Each Subadvisor is responsible for managing a portion of the Portfolio's assets, as designated by the Manager from time to time.

Each Subadvisor has discretion to determine the countries considered to be emerging market countries, including taking into consideration a variety of factors, such as the development of a country's financial and capital markets, and inclusion of a country in an index representative of emerging markets.

At times, the Portfolio might increase the relative exposure to investments in a particular region or country. The Portfolio may invest up to 20% of its net assets in securities that are not issued by entities in, or tied economically to, emerging markets. These investments may include equity securities, U.S. government and agency securities and short-term investments such as cash and cash equivalents.

The Portfolio may also make use of derivative financial instruments for the purpose of hedging or exposure, such as futures, options, swaps, and forwards.

Each Subadvisor may sell a security or reduce its position if it no longer believes the security will contribute to meeting the investment objective of the Portfolio, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

MacKay Shields' Investment Strategies & Process: Using an objective, disciplined and broadly applied process, MacKay Shields selects securities that it believes have the most potential to appreciate in value, while seeking to limit exposure to risk. MacKay Shields seeks to control exposure to risk through, among other things, country, sector and industry constraints. These constraints may limit MacKay Shields' ability to overweight or underweight particular sectors or industries relative to the Portfolio's benchmark, the MSCI Emerging Markets Index (the “Index”). MacKay Shields will further seek to reduce risk by diversifying assets over a large number of securities. MacKay Shields seeks to construct a broadly diversified portfolio across countries, sectors and industries using quantitative analysis to identify undervalued securities which it believes have a high probability of providing returns greater than the Index. MacKay Shields uses a quantitative model that is designed to evaluate individual issuers and securities across valuation, momentum and market sentiment criteria, and also conducts a qualitative review of the results of the quantitative analysis. In certain cases, MacKay Shields may deviate from positions or weightings suggested by the quantitative analysis to account for events and conditions that may not be quantifiable by the analysis, such as company-specific and market events. MacKay Shields regularly evaluates the quantitative model and, from time to time, may adjust the metrics and data underlying its quantitative analysis for a variety reasons, including, without limitation, to account for changing market, financial or economic conditions.

Based on quantitative and qualitative analysis, MacKay Shields overweights, relative to the Index, equity securities that it believes have a high probability of providing a total return greater than the Index. Also, MacKay Shields will underweight securities that it believes are likely to underperform.

Candriam Belgium Investment Strategies & Process: In managing its portion of the Portfolio, Candriam Belgium seeks to create medium to longer-term capital appreciation through investments in emerging market companies that are considered to generate high, and growing, levels of profits. This is achieved by constructing a diversified, conviction based portfolio, aiming for consistent risk-adjusted returns greater than the Index.

Investment opportunities are identified via a thematic approach combined with a bottom-up stock selection methodology based on a proprietary quantitative screening platform to identify companies with attractive profitability levels and sustainable growth trends, relative to their country and/or sector. Return on equity, sustainable growth at a reasonable price, earnings and earnings revisions are central to the screening. Quality and return potential of the candidate investments are validated through further fundamental stock analysis and an appropriate fit with the preferred investment themes.

Sector, currency, regional and country deviations are kept within predetermined limits relative to the Index. Candriam Belgium seeks to reduce risk by diversifying its portion of the Portfolio over a large number of securities.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity and equity-related securities, including preferred stock, of companies located in or associated with emerging market countries.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Portfolio's Subadvisors may underperform the market or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below.

Market Risk: The value of the Portfolio's investments may fluctuate because of changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Changes in these markets may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Portfolio shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares.

Multi-Manager Risk: The Portfolio's performance relies on the selection and monitoring of the Subadvisors as well as how the Portfolio's assets are allocated among those Subadvisors. Performance will also depend on the Subadvisors' skill in implementing their respective strategy or strategies. The Subadvisors' investment strategies may not always be complementary to one another and, as a result, the Subadvisors may make decisions that conflict with one another, which may adversely affect the Portfolio's performance. For example, a Subadvisor may purchase an investment for the Portfolio at the same time that another Subadvisor sells the investment, resulting in higher expenses without accomplishing any net investment result. Alternatively, several Subadvisors could purchase the same investment at the same time, causing the Portfolio to pay higher expenses because they did not aggregate their transactions. The multi-manager approach may also cause the Portfolio to invest a substantial percentage of its assets in certain types of securities, which could expose the Portfolio to greater risks as associated with those types of securities and lead to large beneficial or detrimental effects on the Portfolio's performance. The Manager may influence a Subadvisor in terms of its management of a portion of the Portfolio's assets, including hedging practices, investment exposure and risk management.

A Subadvisor may underperform the market generally and may underperform other subadvisors that the Manager could have selected. One or more Subadvisors may have limited or no experience in managing assets of a registered investment company, which is subject to daily inflows and outflows of investor cash and certain legal and tax-related restrictions on its investments and operations.

Investments selected using quantitative methods or based on models that analyze information and data may perform differently from the market as a whole. The quantitative model used by the Subadvisor, and the investments selected based on the model, may not perform as expected. The quantitative model may contain certain assumptions in construction and implementation that may adversely affect the Portfolio's performance. In addition, the Portfolio's performance will reflect, in part, the Subadvisor's ability to make active qualitative decisions and timely adjust the quantitative model, including the model's underlying metrics and data.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment go up or down, unrelated to the quality or performance of the investment itself.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Preferred Shares Risk: Preferred shares represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common shares in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common shares. If interest rates rise, the fixed dividend on preferred shares may be less attractive, causing the price of preferred shares to decline. Preferred shares may have mandatory sinking fund provisions, as well as provisions allowing the shares to be called or redeemed prior to its maturity, which can have a negative impact on the share's price when interest rates decline.

Exchange-Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the securities in which the ETF invests or is designed to track, although lack of liquidity in an ETF could result in it being more volatile than its underlying portfolio securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Portfolio could result in losses on the Portfolio's investment in ETFs. ETFs also have management fees and transaction costs that may make them more expensive than owning the underlying securities directly.

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation) credit risk, maturity risk, market risk, interest rate risk, and call risk. Interest rates in the United States are near historic lows, which may increase the Portfolio's exposure to risks associated with rising interest rates. Rising interest rates or lack of market participants may lead to decreased liquidity and increased volatility in the bond markets, making it more difficult for the Portfolio to sell its bond holdings at a time when the Subadvisors might wish to sell.

Not all U.S. government debt securities are guaranteed by the U.S. government-some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Portfolio's yield will fluctuate with changes in short-term interest rates.

Liquidity and Valuation Risk: Securities purchased by the Portfolio may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Portfolio shares or receive less than the market value when selling Portfolio shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. Liquidity risk may also refer to the risk that the Portfolio may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may expose the Portfolio to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Portfolio. Futures may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Derivatives may also increase the expenses of the Portfolio.

Market Capitalization Risk: To the extent the Portfolio invests in securities issued by small-, mid-, or large-cap companies, the Portfolio will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Value Stock Risk: Value stocks may never reach what the Subadvisors believe is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower than that of funds that invest in other types of equity securities.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Regulatory Risk: The Portfolio as well as the issuers of the securities and other instruments in which the Portfolio invests are subject to considerable regulation and the risks associated with adverse changes in laws and regulations governing their operations. In addition, regulatory authorities are in the process of adopting and implementing regulations governing derivatives markets, and although the ultimate impact of the regulations remains unclear, the regulations may adversely affect, among other things, the availability, value or performance of derivatives.

Geographic Focus Risk: Issuers in a single country, a small number of countries, or a particular geographic region can react similarly to market, currency, political, economic, regulatory, geopolitical and other conditions, and the Portfolio's performance will be affected by the conditions in the countries or regions to which the Portfolio is exposed. To the extent the Portfolio focuses its investments in a particular country or region, its performance will be more susceptible to adverse developments in such country or region than a more geographically diversified fund.

Risk, Lose Money	rr_RiskLoseMoney	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table indicate some of the risks of investing in the Portfolio. The bar chart shows you how the Portfolio's calendar year performance has varied over the life of the Portfolio. The average annual total returns table shows how the Portfolio's average annual total returns for the one- and five-year periods and for the life of the Portfolio compare to those of a broad-based securities market index. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the MSCI Emerging Markets Index as its primary benchmark. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future. Effective January 13, 2015, the Portfolio changed its subadvisors and revised its principal investment strategies. The performance in the bar chart and table prior to that date reflects the Portfolio's prior subadvisors and principal investment strategies.

In addition, one of the Portfolio's subadvisors changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table indicate some of the risks of investing in the Portfolio.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Initial Class Shares (by calendar year 2013-2017)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
1Q/17	14.52%
Worst Quarter
3Q/15	-17.32%

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2017)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
MainStay VP Emerging Markets Equity Portfolio (Prospectus Summary) | MainStay VP Emerging Markets Equity Portfolio | MSCI Emerging Markets Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	37.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
MainStay VP Emerging Markets Equity Portfolio (Prospectus Summary) | MainStay VP Emerging Markets Equity Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired (Underlying) Portfolio/Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,455
Annual Return 2013	rr_AnnualReturn2013	(5.43%)
Annual Return 2014	rr_AnnualReturn2014	(11.97%)
Annual Return 2015	rr_AnnualReturn2015	(16.20%)
Annual Return 2016	rr_AnnualReturn2016	6.23%
Annual Return 2017	rr_AnnualReturn2017	43.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.32%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Initial Class
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	43.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 17, 2012
MainStay VP Emerging Markets Equity Portfolio (Prospectus Summary) | MainStay VP Emerging Markets Equity Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired (Underlying) Portfolio/Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	792
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,735
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Service Class
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	42.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 17, 2012

[1]	Restated to reflect current management fees. The management fee is as follows: 1.00% on assets up to $1 billion; and 0.975% on assets over $1 billion.